DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule or Net Deferred Income Tax Assets

	At December 31,
(in millions of Euros)	2021	2020
Deferred income tax assets	162	193
Deferred income tax liabilities	(14)	(10)
Net deferred income tax assets	148	183

Schedule of Significant Changes in Net Deferred Income Tax Assets / (Liabilities)

	At January 1, 2021	Recognized in		FX	At December 31, 2021
(in millions of Euros)		Profit or loss	OCI
Long-term assets	(106)	(10)	—	(8)	(124)
Inventories	5	(2)	—	—	3
Pensions	126	5	(17)	5	119
Derivative valuation	(5)	(5)	4	—	(6)
Tax losses carried forward	116	(7)	—	8	117
Other (A)	47	(10)	—	2	39
Net deferred income tax assets	183	(29)	(13)	7	148
(A)Other results mainly from non-deductible provisions and interest expense.

	At January 1, 2020	Recognized in		FX	At December 31, 2020
(in millions of Euros)		Profit or loss	OCI
Long-term assets	(99)	(16)	—	9	(106)
Inventories	8	(3)	—	—	5
Pensions	127	(1)	5	(5)	126
Derivative valuation	6	(4)	(7)	—	(5)
Tax losses carried forward	75	49	—	(8)	116
Other (A)	44	6	—	(3)	47
Net deferred income tax assets	161	31	(2)	(7)	183
(A)Other results mainly from non-deductible provisions and interest expense.

Schedule of Unrecognized Deferred Tax Assets	The related tax impact of €191 million and €224 million at December 31, 2021 and 2020, respectively, was attributable to the following:

	At December 31,
(in millions of Euros)	2021	2020
Expiring within 5 years	(3)	(3)
Expiring after 5 years and limited	(55)	(55)
Unlimited	(27)	(23)
Tax losses	(85)	(81)
Long-term assets	(65)	(91)
Pensions	(7)	(16)
Other	(34)	(36)
Deductible temporary differences	(106)	(143)
Total	(191)	(224)